Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 775,000
Previously Paid Amount	0.00
Total Fee Amount	114.39
Total Offset Amount	0.00
Net Fee	114.39
Narrative - Max Aggregate Offering Price	$ 775,000
Final Prospectus	true